SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, beginning of the year	$ 236,412	$ 552,594	$ 271,402
Obligations recognized			258,726
Obligations derecognized			(125,511)
Revisions of estimates		(371,212)	117,921
Accretion expense	7,994	55,030	19,907
Foreign exchange movement			10,149
Asset retirement obligations, ending of the year	$ 244,406	$ 236,412	$ 552,594